Short-Term Government Securities Fund
Short-Term Government Securities Fund Fund Summaries | Inception: May 1, 1995
Investment Objective
The Short-Term Government Securities Fund is a fixed-income fund that seeks to generate current income while maintaining a low degree of share price fluctuation.
Fees and Expenses
The table describes the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Short-Term Government Securities Fund Short-Term Government Securities Fund
Sales Charge on Purchases	none
Sales Charge on Reinvested Dividends	none
Deferred Sales Charge on Redemptions	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term Government Securities Fund Short-Term Government Securities Fund
Management Fees	0.45%
Other Expenses	0.26%
Total Annual Fund Operating Expenses	0.71%

Expense Example
This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 YR	3 YR	5 YR	10 YR
Short-Term Government Securities Fund | Short-Term Government Securities Fund | USD ($)	73	227	395	883

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its net assets in fixed-income securities whose principal and interest payments are guaranteed by the U.S. Government. In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be three years or less. Principal investments normally are:

  U.S. Treasury securities

  securities issued by U.S. Government agencies and instrumentalities

Remaining assets may be invested in other types of securities, including municipal bonds, mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), asset-backed securities, corporate bonds and money market securities that meet the Daily Income Fund’s high standards for credit quality.

In selecting the portfolio holdings for the Fund, RE Advisers considers, among other factors, its outlook for the economy, monetary policy, interest rates and, to a lesser extent, credit spreads. RE Advisers’ goal is to maximize the Fund’s total return by investing in securities that exhibit the most favorable risk/reward trade-off in the most attractive market sectors while maintaining adequate Fund liquidity.
Principal Risks
As with all investments, you may lose money by investing in the Fund. Other principal risks of investing in the Fund include:

Income Risk    The chance a decline in interest rates will cause the Fund’s yield to decline.

Interest Rate Risk    The chance a rise in interest rates will cause the Fund’s share price to decline. The Fund seeks to minimize share price fluctuation by investing in short-term securities. Prices of short-term securities decline less in response to a given change in rates than those of longer term securities.

U.S. Government Securities Risk    U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. However, the value of U.S. Government securities can decrease if interest rates increase.

Issuer Risk    The chance that the value of a security may decline because of adverse events or circumstances that directly relate to the issuer.

Manager Risk The chance the manager’s decisions, particularly security selection, will cause the Fund to underperform other similar investments.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows the changes in the Fund’s performance from year to year. The table shows how the Fund’s average annual returns for 1, 5 and 10 years compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting homesteadfunds.com or by calling 800.258.3030.
Calendar Year Total Returns Total Returns (%)

Average Annual Total Returns periods ended 12/31/14
Average Annual Total Returns - Short-Term Government Securities Fund	1 YR	5 YR	10 YR
Short-Term Government Securities Fund	1.16%	1.30%	2.54%
Short-Term Government Securities Fund | Returns after taxes on distributions	0.74%	0.75%	1.70%
Short-Term Government Securities Fund | Returns after taxes on distributions and sale of fund shares	0.65%	0.80%	1.66%
BofA Merrill Lynch 1-5 Year U.S. Treasury Index	1.24%	1.78%	3.08%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as IRAs or employer-sponsored retirement plans.
During the periods shown in the chart, the Fund’s best and worst quarters were as follows: Best Quarter: Q4 of 2008 | 2.87% Worst Quarter: Q2 of 2013 | -0.70%
For the Fund’s current yield, call 800.258.3030.